Expense Example {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-11 - Fidelity Advisor Growth and Income Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Growth and Income Fund-Class A
Expense Example:
1 year	$ 663
3 years	851
5 years	1,055
10 years	1,641
Fidelity Advisor Growth and Income Fund-Class M
Expense Example:
1 year	464
3 years	706
5 years	966
10 years	1,710
Fidelity Advisor Growth and Income Fund-Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,793
Fidelity Advisor Growth and Income Fund-Class I
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
Fidelity Advisor Growth and Income Fund-Class Z
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665